Nature of Business and Organization (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 21, 2024	Sep. 30, 2025
Nature of Business and Organization [Line Items]
Date of incorporated		Jun. 01, 2023
Gross proceeds amount	$ 8.0
IPO [Member]
Nature of Business and Organization [Line Items]
Number of shares issued	2,000,000
Price per share	$ 4